NORTHERN LIGHTS FUND TRUST II

September 30, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust II	Essential 40 Stock ETF Future Fund Long/Short ETF One Global ETF Longboard Fund Weitz Core Plus Bond ETF Weitz Multisector Bond ETF Weitz Short Duration Bond ETF

Post-Effective Amendment No. 633, 634, 635 and 636 to the Registration Statement on Form N-1A (File No. 333-174926, CIK No. 0001518042)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust II (the “Trust”), on behalf of the Essential 40 Stock ETF, Future Fund Long/Short ETF, One Global ETF, Longboard Fund, Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF and Weitz Short Duration Bond ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name	Post-Effective Amendment Number	SEC Accession Number	Date of Amendment Filing
Essential 40 Stock ETF	633	0001580642-26-006419	September 22, 2026
Future Fund Long/Short ETF	634	0001580642-26-006431	September 23, 2026
One Global ETF	634	0001580642-26-006431	September 23, 2026
Weitz Core Plus Bond ETF	635	0001580642-26-006461	September 24, 2026
Weitz Multisector Bond ETF	635	0001580642-26-006461	September 24, 2026
Weitz Short Duration Bond ETF	635	0001580642-26-006461	September 24, 2026
Longboard Fund	636	0001580642-26-006549	September 28, 2026

Questions related to this filing should be directed to David J. Baum of Vedder Price P.C. at (202) 312-3375.

Very truly yours,

/s/Kent Barnes

Kent Barnes

Secretary

cc: David J. Baum, Esq.